Impairment - Additional Information (Detail) R$ in Millions, $ in Millions		3 Months Ended								12 Months Ended
	Sep. 30, 2016 USD ($)	Dec. 31, 2017 USD ($) Rate	Sep. 30, 2017 Rate	Jun. 30, 2017 USD ($) Rate	Mar. 31, 2017 Rate	Dec. 31, 2016 USD ($) Rate Vessel	Sep. 30, 2016 USD ($) Rate	Jun. 30, 2016 Rate	Mar. 31, 2016 Rate	Dec. 31, 2017 USD ($) Rate	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 09, 2016 USD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Sensitivity test assumptions for impairment of Property,plant and equipment an intangible assets										The estimated useful life of the asset or assets grouped into the CGU, based on the expected use of those assets, considering the Company's maintenance policy; Assumptions and financial budgets/forecasts approved by management for the period corresponding to the expected life cycle of each different business; and
Impairment (losses) / reversals										$ 1,191	$ 6,193	$ 12,299
Cash projections description										The basis for estimates of cash flow projections includes projections covering a period of 5 to 12 years, zero-growth rate perpetuity, budgets, forecasts and assumptions approved by management and a pre-tax discount rate derived from the WACC or the Capital Asset Pricing Model (CAPM), when applicable.
Estimated average exchange rate | Rate		3.250	3.160	3.220	3.150	3.290	3.250	3.510	3.910
Impairment losses on equity-method investments												550	$ 251
Impairment losses due to fall in international crude oil price												276
Amount written-off accounted for as other expenses, net										$ 127	146
Ecovix And Enseada [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Allowance for imapairment											689
Advances to suppliers from escrow accounts						$ 352					352
Debt assumption						337					337
Rio Grande Shipyard [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Write-off capital expenditures											155
Other investments						146					146
Ecovix Engevix Construcoes Oceanicas SA [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Amount recognised in other expenses net							$ 115
Amount of debt recognized in other expenses, net															$ 234
Amount of right os use assets						155					155
Enseada Industria Naval SA [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Amount funds transferred in advance for construction of ship hulls											237
Amount of ship hulls construction cost recognized in other expense							$ 103
Impairment charges [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals						$ 593
Biofuels [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses on equity-method investments											182
Impairment losses due to higher discount rates and capital expenditure decisions												139
Guarani SA [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals											178
Nova Fronteira SA [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge											30
Braskem S.A. [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Amount of investment		$ 3,775								$ 3,775
Braskem S.A. [member] | Common Stock 1 [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Percentage of investments										47.00%
Percentage of investments										3.00%
Braskem S.A. [member] | Preferred stock 1 [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Percentage of investments										22.00%
Sete Brasil [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses due to deteriorated economic and financial conditions												88
Arpoador Drilling BV [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals												14
Logum, Belm Bioenergia Brasil and Refinaria de Petrleo Riograndense [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses on equity-method investments										$ 20
E & P assets [Member] | Classification of assets as held for sale [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals												3
Roncador field [member] | Classification of assets as held for sale [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals										$ 355
Percentage of interest sold										25.00%
Strategic alliance with statoil [member] | Classification of assets as held for sale [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals										$ 405
Non-current assets held for sale [member] | Classification of assets as held for sale [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals											556
Suape Petrochemical Complex [member] | Classification of assets as held for sale [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals											435
Petrobras Chile distribucin [member] | Classification of assets as held for sale [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals											82
Logistic center implementation [member] | Enseada Industria Naval SA [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals										$ 125
Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Cash flow projections covering period										5 years
Estimated average exchange rate | Rate										3.44
Bottom of range [member] | Events After Reporting Period [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Average Brent crude oil price | R$														R$ 53
Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Cash flow projections covering period										12 years
Estimated average exchange rate | Rate										3.4
Top of range [member] | Events After Reporting Period [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Average Brent crude oil price | R$														R$ 71
Producing properties relating to oil and gas activities in brazil several CGUs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals										$ (870)	$ 2,268	$ 8,653
Post tax discount rate		7.60%				9.10%				7.60%	9.10%	8.30%
Producing properties relating to oil and gas activities in brazil several CGUs [member] | North Group [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals											$ 1,178
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Ceara Mar Group [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals											210
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Guaricema [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals											126
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Dourado [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals											88
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Maromba [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals											86
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Bijupira and Salema [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals											82
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Papa Terra [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals											72	$ 2,234
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Trilha [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals											69	84
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Urugua Group [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals											62	986
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Pampo [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals											67	91
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Frade [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals											65	198
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Badejo [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals											56	190
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Bicudo [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals											49	240
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Riachuelo [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals											44
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Fazenda Balsamo [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals											41
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Agua Grande Group [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals											31
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Centro Sul Group [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals												1,179
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Espadarte [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals												593
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Linguado [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals												489
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Espirito Santo Group [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals												375
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Piranema [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals												341
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Lapa [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals												$ 317
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals										$ (1,733)
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | North Group [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals										(912)
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Papa Terra [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals										(122)
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Urugua Group [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals										(100)
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Pampo [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals										(91)
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Riachuelo [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals										(40)
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Fazenda Balsamo [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals										(26)
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Agua Grande Group [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals											(415)
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Espadarte [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals										(125)
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Fazenda Alegre group [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals										(45)
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Cidade de So Mateus group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals										(44)
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Fazenda Imb group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals										(28)
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Peroa group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals										(25)
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Sao Mateus group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals										(19)
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Reversal of other impairment loss [member] | Riacho da Forquilha [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals										(18)
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals										863
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member] | Ceara Mar Group [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals										95
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member] | Frade [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals										40
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member] | Piranema [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals										227
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member] | Salgo [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals										104
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member] | Cvit group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals										63
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member] | Miranga group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals										59
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member] | Fazenda Belem group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals										49
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member] | Dom Joao [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals										27
Producing properties relating to oil and gas activities in brazil several CGUs [member] | Impairment Loss [member] | Candeias [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals										18
Second refining unit in RNEST [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals										$ 464	$ 780
Post tax discount rate		7.70%				8.70%				7.70%	8.70%	8.10%
Oil and gas production and drilling equipment in brazil [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals										$ 363	$ 854	$ 507
Post tax discount rate						9.90%					9.90%	9.20%
Lower fair value of certain equipment not be committed to other projects										127
Decommissioning of crane and launch ferry										114
Hibernation of equipment										125
Oil and gas producing properties abroad [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals										$ 128	$ 128	$ 637
Post tax discount rate		5.70%				5.50%				5.70%	5.50%
Oil and gas producing properties abroad [member] | United States [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals												448
Oil and gas producing properties abroad [member] | Bolivia [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals												$ 157
Oil and gas producing properties abroad [member] | Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Post tax discount rate												5.60%
Oil and gas producing properties abroad [member] | Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Post tax discount rate												10.40%
Araucria fertilizers plant [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals				$ 70						$ 70	$ 140
Post tax discount rate				6.60%		7.80%					7.80%	6.60%
Recognition of impairment losses, description											(i) the use of a higher discount rate, (ii) the appreciation of Brazilian Real against the U.S. Dollar and (iii) an increase in estimated production costs.
Comperj [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals										$ 51	$ 403	$ 1,352
Post tax discount rate												8.10%
Recognition of impairment losses, description												(i) the use of a higher discount rate; and (ii) the delay in expected future cash inflows resulting from postponing construction.
Saupe petrochemical complex [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals	$ 619											$ 200
Post tax discount rate		7.50%								7.50%		7.20%
Transpetro's fleet of vessels [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals											$ 244
Number of construction vessels | Vessel						5,000,000
Transpetro's fleet of vessels [member] | Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Post tax discount rate						4.53%					4.53%	3.92%
Transpetro's fleet of vessels [member] | Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Post tax discount rate						9.97%					9.97%	8.92%
Fertilizer plant UFN III [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals										$ 412	$ 153	$ 501
Post tax discount rate						8.30%					8.30%	7.10%
Recognition of impairment losses, description											(i) the use of a higher discount rate, (ii) the appreciation of the Brazilian Real against the US Dollar.	(i) the use of a higher discount rate; and (ii) the delay in expected future cash inflows resulting from postponing the project.
Fertilizer plants [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals										412
Panamax vessels - Transpetro [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals										112
Conecta and DGM [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (losses) / reversals										$ 38